Derivative Financial Instruments - Fair value of derivatives (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
PIPE subscription derivative liability	$ 137,942,000
Forge Nano, Inc.
Derivative Financial Instruments
PIPE subscription derivative liability			$ 393,000
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	14,965,000	$ 5,624,000	6,264,000
Forge Nano, Inc. | Not designated as hedging instruments
Derivative Financial Instruments
PIPE subscription derivative liability			393,000
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	14,965,000	5,624,000	6,264,000
Total derivatives not designated as hedging instruments	$ 14,965,000	$ 5,624,000	$ 6,657,000